Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Employee Benefit Plans
Discontinued Operations

Note 16. Discontinued Operations

In February 2015, we received payment on a $900 note receivable related to a business that was disposed of in 2012. Since the date of sale, we had elected to fully reserve the note receivable as the collectability was determined to be uncertain. This gain from the collection of the note receivable, net of tax, is reflected as a gain on discontinued operations on our Consolidated Statements of Comprehensive Income. The estimated impact to diluted EPS as a result of this gain on discontinued operations was $0.01 per diluted share for the nine months ended September 30, 2015.

Note 20. Discontinued Operations

In February 2015, we received payment on a $900 note receivable related to a business that was disposed of in 2012. Since the date of sale, we had elected to fully reserve the note receivable as the collectability was determined to be uncertain. This gain from the collection of the note receivable, net of tax, is reflected as a gain on discontinued operations on our Consolidated Statements of Comprehensive Income (Loss). The estimated impact to diluted EPS as a result of this gain on discontinued operations is $0.01 per diluted share for the year ended December 31, 2015.